Salaries and employee benefits	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Salaries and employee benefits

23. Salaries and employee benefits

This caption is comprised of the following:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Salaries	753,114	672,180	655,665
Vacations, health insurance and others	112,912	111,886	87,996
Workers’ profit sharing	111,775	46,691	38,018
Social security	79,588	71,573	66,331
Severance indemnities	58,224	52,916	49,265
Total	1,115,613	955,246	897,275

The average number of employees for the years 2025, 2024 and 2023 was 9,229, 8,542 and 8,333 respectively.